Net operating costs (excluding items shown separately) - Summary of net operating costs (excluding items shown separately) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses by nature [abstract]
Raw materials, consumables, repairs and maintenance	$ 9,485	$ 10,613	$ 9,286
Amortisation of intangible assets	133	133	177
Depreciation of property, plant and equipment	4,251	3,882	4,198
Employment costs	4,522	4,728	4,765
Shipping and other freight costs	2,257	2,580	2,338
Decrease/(increase) in finished goods and work in progress	42	(186)	(82)
Royalties	2,501	2,117	2,228
Amounts charged by equity accounted units	1,136	1,200	980
Net foreign exchange (gains)/losses	(52)	(56)	61
Other external costs	3,627	3,184	3,967
Gains on sale of property, plant and equipment	31	(506)	(32)
Provisions (including exchange differences on provisions)	753	1,011	527
Research and development	45	45	58
Costs included above qualifying for capitalisation	(651)	(589)	(486)
Other operating income	(773)	(1,041)	(1,002)
Net operating costs (excluding items shown separately)	$ 27,307	$ 27,115	$ 26,983